UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on September 30, 2002 pursuant to a request for confidential treatment and for which that confidential treatment expired on 12/31/02, 3/31/03 & 6/30/03.

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [ X ]; Amendment Number:     5
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:





      /S/ Henry H. Hopkins        Baltimore, Maryland      March 17, 2004
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  40

Form 13F Information Table Value Total:  495953

List of Other Included Managers: NONE

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                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
AT&T CORP                      COMM STK         001957109   66777 6240881    SH       SOLE        3919381        0  2321500
BIOGEN INC                     COMM STK         090597105    2540   61300    SH       SOLE              0        0    61300
BIOVAIL CORP                   COMM STK         09067J109   38176  678684    SH       SOLE         471600        0   207084
BROCADE COMM SYS               COMM STK         111621108   18880 1080093    SH       SOLE         520800        0   559293
CAREMARK RX INC                COMM STK         141705103     232   14200    SH       SOLE              0        0    14200
CISCO SYSTEMS INC              COMM STK         17275R102   66890 3952157    SH       SOLE        1911297        0  2040860
COMMUNITY HEALTH SYSTEMS       COMM STK         203668108    3529  131685    SH       SOLE          43285        0    88400
CULLEN/FROST BANKERS INC       COMM STK         229899109    6183  172000    SH       SOLE          12000        0   160000
D R HORTON INC                 COMM STK         23331A109     457   14078    SH       SOLE          10178        0     3900
DST SYSTEMS INC                COMM STK         233326107   16090  352000    SH       SOLE         230000        0   122000
ECHOSTAR                       COMM STK         278762109   30631 1650400    SH       SOLE         467100        0  1183300
ESPERION THERAPEUTICS INC      COMM STK         29664R106    1169  157498    SH       SOLE          13898        0   143600
GENERAL DYNAMICS CORP          COMM STK         369550108    3100   33000    SH       SOLE              0        0    33000
GENESIS MICROCHIP INC          COMM STK         37184C103   33572 1290500    SH       SOLE         246700        0  1043800
INHALE THERAPEUTIC SYSTEMS     COMM STK         457191104      16    1700    SH       SOLE            100        0     1600
INTERSTIL HOLDINGS CORP        COMM STK         46069S109   12035  371800    SH       SOLE         342600        0    29200
ISIS PHARMACEUTICALS           COMM STK         464330109    1659   74750    SH       SOLE          22300        0    52450
LESCO INC                      COMM STK         526872106    3041  263500    SH       SOLE              0        0   263500
LILLY (ELI) AND COMPANY        COMM STK         532457108   20808  368939    SH       SOLE         297889        0    71050
MEDIMMUNE INC                  COMM STK         584699102    9821  371990    SH       SOLE         144030        0   227960
MILLENIUM PHARMACEUTICALS      COMM STK         599902103    1768   79329    SH       SOLE              0        0    79329
NASSDA CORPORATION             COMM STK         63172M101     360   16000    SH       SOLE           8000        0     8000
NEORX CORP COM PAR             COMM STK         640520300    2352  400400    SH       SOLE         115500        0   284900
ONYX PHARMACEUTICALS           COMM STK         683399109     209   36301    SH       SOLE          11001        0    25300
OVERSEAS SHIPHOLDING GROUP     COMM STK         690368105   11849  487600    SH       SOLE          32000        0   455600
POTASH CORP OF SASKATCHEWAN    COMM STK         73755L107   57982  869300    SH       SOLE         569800        0   299500
PLUMTREE SOFTWARE INC          COMM STK         72940Q104     889  178500    SH       SOLE          18500        0   160000
PRINCIPAL FINANCIAL GROUP      COMM STK         74251V102    3258  105100    SH       SOLE          23300        0    81800
ST JUDE MEDICAL INC            COMM STK         790849103    6347   85948    SH       SOLE          11098        0    74850
ST PAUL COMPANIES INC          COMM STK         792860108    1812   46550    SH       SOLE          20550        0    26000
SALIX PHARMECEUTICALS LTD      COMM STK         795435106    3947  225000    SH       SOLE          65700        0   159300
SANDERS MORRIS HARRIS GROUP    COMM STK         80000Q104     694  106800    SH       SOLE              0        0   106800
SIERRA PACIFIC RESOURCES       COMM STK         826428104     964  123600    SH       SOLE           8600        0   115000
STATE STREET CORPORATION       COMM STK         857477103    5301  118600    SH       SOLE          22600        0    96000
STRATEGIC DIAGNOSTICS          COMM STK         862700101     439   61500    SH       SOLE              0        0    61500
SUNGARD DATA SYSYEMS           COMM STK         867363103    1059   40000    SH       SOLE              0        0    40000
TICKET MASTER ONLINE CITY      COMM STK         88633P203    4320  230900    SH       SOLE         209700        0    21200
UNITED STATES CELLULAR         CONV BD          911684AA6    363012392000   PRN       SOLE         150000        0 12242000
ACCENTURE LTD CL A             COMM STK         G1150G111   50392 2652200    SH       SOLE         840200        0  1812000
XOMA LTD                       COMM STK         G9825R107    2775  323849    SH       SOLE          94249        0   229600
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